Notes Payable - Summary Of Company's Notes Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total Notes Payable	$ 34,845	$ 22,026	$ 4,409
Less: short-term portion	(1,595)	(19,904)	(1,211)
Total Notes Payable, less current portion	33,250	2,122	3,198
PGE Loan [Member]
Debt Instrument [Line Items]
Total Notes Payable	3,382	3,458	4,409
Less: short-term portion	(1,595)	(1,336)	$ (1,211)
Mudrick Super Priority Note [Member]
Debt Instrument [Line Items]
Total Notes Payable	31,463	18,568
Less: short-term portion	$ 0	$ (18,568)